Segment Information - Schedule of Significant Expense Categories (Details)		6 Months Ended
		Sep. 30, 2025 SGD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 SGD ($)
Schedule Of Significant Expense Categories Abstract
Revenue		$ 24,476,611	$ 18,974,117	$ 22,099,549
Cost of sales		(16,411,039)	(12,721,736)	(14,422,920)
Gross profit		8,065,572	6,252,381	7,676,629
Payroll expense		(3,021,595)	(2,342,322)	(2,981,202)
Retail outlets related expenses		(897,944)	(696,081)	(980,192)
Other segment expenses	[1]	(1,511,730)	(1,171,883)	(2,598,228)
Net income		$ 2,634,303	$ 2,042,095	$ 1,117,007

[1]	Other segment expenses include research and development expenses, selling and marketing expenses and general and administrative expenses other than payroll expense and retail outlets related expenses.